Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes
Summary of deferred tax asset and liability

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2020	Dec 31, 2019
Deferred tax assets:
Non-capital losses	420,060	454,339
Derivative contracts	33,064	2,712
Other	14,766	3,149
Stock based compensation	12,218	—
Asset retirement obligations	7,581	36,170
Capital assets	443	(296,793)
Unrealized foreign exchange	(3,635)	(3,034)
Deferred tax assets	484,497	196,543
Deferred tax liabilities:
Asset retirement obligations	184,144	123,257
Capital assets	112,818	262,669
Other	1,682	(1,610)
Non-capital losses	(34,372)	(48,007)
Deferred tax liabilities	264,272	336,309

Summary of reconciliation of accounting profit multiplied by applicable tax rates

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Earnings before income taxes	(1,877,399)	141,125
Canadian corporate tax rate (1)	25.31%	26.72%
Expected tax expense	(475,170)	37,709
Increase (decrease) in taxes resulting from:
Petroleum resource rent tax rate (PRRT) differential (2)	(15,157)	17,455
Foreign tax rate differentials (2) (3)	(14,907)	5,543
Equity based compensation expense	2,445	3,733
Amended returns and changes to estimated tax pools and tax positions	(2,598)	(24,387)
Statutory rate changes and the estimated reversal rates on temporary differences (4)	33,770	9,543
Derecognition (recognition) of deferred tax assets	141,315	65,522
Adjustment for uncertain tax positions	—	3,659
Other non-deductible items	(29,670)	(10,451)
Provision for income taxes	(359,972)	108,326

(1)	In Canada, the lower tax rate is a result of reductions to the Alberta corporate tax rate from 10% to 8%.
(2)	In Australia, current taxes include both corporate income tax rates and PRRT. Corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(3)

The applicable tax rates for 2020 were: 28.9% in France, 50.0% in the Netherlands, 31.6% in Germany, 25.0% in Ireland, and 21.0% in the United States (2019: 32.0% in France, 50.0% in the Netherlands, 31.8% in Germany, 25.0% in Ireland, and 21.0% in the United States).

On December 28, 2019, the French Parliament approved the Finance Bill for 2020. The Finance Bill for 2020 provides for a progressive decrease of the French corporate income tax rate for companies with sales below €250 million from 32.0% to 25.8% by 2022. On July 1, 2020, the Alberta government reduced the provincial corporate tax rate from 10% to 8%, accelerating the previously enacted schedule of rate reductions.